Eaton Vance
Global Income Builder Fund
July 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 61.7%
Security	Shares	Value
Aerospace & Defense — 0.5%
Safran SA	6,327	$ 1,389,995
		$ 1,389,995
Air Freight & Logistics — 0.5%
GXO Logistics, Inc.(1)	23,648	$ 1,323,815
		$ 1,323,815
Automobiles — 0.2%
Tesla, Inc.(1)	2,551	$ 592,011
		$ 592,011
Banks — 3.8%
Banco Santander SA	150,463	$ 725,856
Barclays PLC	562,699	1,682,642
HDFC Bank Ltd. ADR	19,076	1,144,751
HSBC Holdings PLC	126,216	1,147,821
KBC Group NV	8,362	646,766
Powszechna Kasa Oszczednosci Bank Polski SA	106,801	1,587,215
Societe Generale SA	39,815	1,032,680
Toronto-Dominion Bank	18,150	1,071,792
Truist Financial Corp.	23,878	1,067,108
		$ 10,106,631
Beverages — 0.5%
Diageo PLC	21,698	$ 675,133
Pernod Ricard SA	4,125	551,954
		$ 1,227,087
Biotechnology — 0.5%
CSL Ltd.	7,149	$ 1,450,983
		$ 1,450,983
Broadline Retail — 1.8%
Amazon.com, Inc.(1)	24,916	$ 4,658,794
		$ 4,658,794
Capital Markets — 0.4%
Intercontinental Exchange, Inc.	6,188	$ 937,853
		$ 937,853
Security	Shares	Value
Consumer Finance — 0.4%
Discover Financial Services	7,512	$ 1,081,653
		$ 1,081,653
Consumer Staples Distribution & Retail — 1.0%
Dollar Tree, Inc.(1)	9,825	$ 1,025,140
GrainCorp Ltd., Class A	74,400	439,586
Metcash Ltd.	474,303	1,136,181
		$ 2,600,907
Diversified Telecommunication Services — 1.3%
BT Group PLC	1,480,973	$ 2,685,747
Zegona Communications PLC(1)	181,045	810,235
		$ 3,495,982
Electric Utilities — 2.1%
Acciona SA	6,893	$ 893,633
Enel SpA	315,143	2,249,861
Iberdrola SA	104,629	1,381,960
NextEra Energy, Inc.	14,675	1,121,023
		$ 5,646,477
Electrical Equipment — 1.6%
AMETEK, Inc.	8,611	$ 1,493,836
Schneider Electric SE	11,249	2,711,405
		$ 4,205,241
Electronic Equipment, Instruments & Components — 1.8%
CDW Corp.	8,221	$ 1,793,082
Halma PLC	47,159	1,614,185
Keyence Corp.	2,787	1,218,644
		$ 4,625,911
Entertainment — 0.7%
Walt Disney Co.	20,487	$ 1,919,427
		$ 1,919,427
Financial Services — 0.9%
Fidelity National Information Services, Inc.	11,761	$ 903,597
Visa, Inc., Class A	5,758	1,529,728
		$ 2,433,325
Food Products — 0.9%
Nestle SA	23,886	$ 2,419,475
		$ 2,419,475

Eaton Vance
Global Income Builder Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Gas Utilities — 0.8%
Enagas SA	136,845	$ 2,051,574
		$ 2,051,574
Ground Transportation — 0.4%
Union Pacific Corp.	3,875	$ 956,079
		$ 956,079
Health Care Equipment & Supplies — 2.4%
Alcon, Inc.	10,674	$ 1,010,663
Boston Scientific Corp.(1)	29,296	2,164,389
Coloplast AS, Class B	8,611	1,119,434
Intuitive Surgical, Inc.(1)	3,325	1,478,328
Straumann Holding AG	4,000	515,807
		$ 6,288,621
Health Care Providers & Services — 0.4%
Elevance Health, Inc.	294	$ 156,417
UnitedHealth Group, Inc.	1,700	979,472
		$ 1,135,889
Health Care REITs — 0.5%
Healthpeak Properties, Inc.	56,495	$ 1,232,721
		$ 1,232,721
Healthcare-Services — 0.0%(2)
Endo, Inc.(1)	3,592	$ 102,971
Endo, Inc.(1)(3)(4)	54	1,424
		$ 104,395
Hotels, Restaurants & Leisure — 2.1%
Amadeus IT Group SA	23,885	$ 1,573,086
Compass Group PLC	96,755	2,979,571
InterContinental Hotels Group PLC	8,616	868,024
		$ 5,420,681
Household Products — 0.4%
Reckitt Benckiser Group PLC	21,461	$ 1,154,465
		$ 1,154,465
Industrial Conglomerates — 0.8%
Siemens AG	10,912	$ 1,997,954
		$ 1,997,954
Insurance — 2.2%
AIA Group Ltd.	179,794	$ 1,202,616
Security	Shares	Value
Insurance (continued)
Allstate Corp.	5,212	$ 891,877
Assurant, Inc.	4,697	821,364
AXA SA	28,010	983,426
RenaissanceRe Holdings Ltd.	4,488	1,040,812
Suncorp Group Ltd.	84,755	986,135
		$ 5,926,230
Interactive Media & Services — 2.6%
Alphabet, Inc., Class C(5)	38,942	$ 6,742,807
		$ 6,742,807
Life Sciences Tools & Services — 0.9%
Danaher Corp.	5,699	$ 1,579,079
Sartorius AG, PFC Shares	2,663	755,285
		$ 2,334,364
Machinery — 1.2%
Ingersoll Rand, Inc.	22,993	$ 2,308,497
Parker-Hannifin Corp.	1,450	813,682
		$ 3,122,179
Metals & Mining — 1.3%
Acerinox SA	86,599	$ 909,939
Anglo American PLC	23,159	702,096
Rio Tinto Ltd.	11,265	865,626
Rio Tinto PLC	14,447	939,530
		$ 3,417,191
Multi-Utilities — 0.2%
CMS Energy Corp.	7,149	$ 463,255
		$ 463,255
Oil, Gas & Consumable Fuels — 3.1%
ConocoPhillips	17,823	$ 1,981,918
EOG Resources, Inc.	30,225	3,832,530
Phillips 66	859	124,967
Repsol SA	159,260	2,271,512
		$ 8,210,927
Pharmaceuticals — 7.6%
AstraZeneca PLC	18,311	$ 2,909,083
Eli Lilly & Co.	7,594	6,107,626
Novo Nordisk AS, Class B	40,104	5,313,495

Eaton Vance
Global Income Builder Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Sanofi SA	34,462	$ 3,552,773
Zoetis, Inc.	11,524	2,074,781
		$ 19,957,758
Professional Services — 1.2%
Recruit Holdings Co. Ltd.	28,610	$ 1,640,591
RELX PLC	18,420	869,378
Verisk Analytics, Inc.	2,885	755,149
		$ 3,265,118
Residential REITs — 0.3%
Invitation Homes, Inc.	24,069	$ 848,914
		$ 848,914
Semiconductors & Semiconductor Equipment — 5.8%
ASML Holding NV	4,051	$ 3,772,175
Infineon Technologies AG	58,523	2,032,980
Micron Technology, Inc.	17,824	1,957,431
NVIDIA Corp.	44,743	5,235,826
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	13,736	2,277,429
		$ 15,275,841
Software — 4.4%
Adobe, Inc.(1)	3,512	$ 1,937,395
Intuit, Inc.	2,663	1,723,893
Microsoft Corp.	19,008	7,951,997
		$ 11,613,285
Specialty Retail — 0.8%
Lowe's Cos., Inc.	993	$ 243,791
TJX Cos., Inc.	15,742	1,779,161
		$ 2,022,952
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	18,550	$ 4,119,584
		$ 4,119,584
Textiles, Apparel & Luxury Goods — 0.7%
Cie Financiere Richemont SA, Class A	4,124	$ 629,039
LVMH Moet Hennessy Louis Vuitton SE	1,606	1,132,812
		$ 1,761,851
Trading Companies & Distributors — 1.1%
Ashtead Group PLC	15,886	$ 1,146,451
Security	Shares	Value
Trading Companies & Distributors (continued)
IMCD NV	11,999	$ 1,725,378
		$ 2,871,829
Total Common Stocks (identified cost $100,214,625)		$162,412,031

Convertible Bonds — 0.3%
Security	Principal Amount* (000's omitted)		Value
Construction & Engineering — 0.0%
Abengoa Abenewco 2 SA, 1.50%, 10/26/24(3)(6)(7)		157	$ 0
			$ 0
Electric Utilities — 0.1%
NextEra Energy Partners LP, 2.50%, 6/15/26(6)		286	$ 264,165
			$ 264,165
Semiconductors & Semiconductor Equipment — 0.1%
ams-OSRAM AG, 0.00%, 3/5/25(8)	EUR	200	$ 208,560
			$ 208,560
Transportation — 0.1%
CryoPort, Inc., 0.75%, 12/1/26(6)		364	$ 311,693
			$ 311,693
Total Convertible Bonds (identified cost $786,350)			$ 784,418

Corporate Bonds — 33.3%
Security	Principal Amount* (000's omitted)	Value
Advertising — 0.1%
Stagwell Global LLC, 5.625%, 8/15/29(6)	288	$ 271,778
		$ 271,778
Aerospace & Defense — 0.7%
Bombardier, Inc.:
7.00%, 6/1/32(6)	90	$ 92,134
7.25%, 7/1/31(6)	158	162,852
8.75%, 11/15/30(6)	135	146,467
Rolls-Royce PLC, 5.75%, 10/15/27(6)	492	498,207

Eaton Vance
Global Income Builder Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Aerospace & Defense (continued)
TransDigm, Inc.:
4.625%, 1/15/29		335	$ 317,125
5.50%, 11/15/27		106	104,749
6.375%, 3/1/29(6)		80	81,588
6.625%, 3/1/32(6)		125	128,010
6.75%, 8/15/28(6)		221	225,524
			$ 1,756,656
Auto Components — 0.0%(2)
Forvia SE, 3.75%, 6/15/28(8)	EUR	100	$ 105,459
			$ 105,459
Automobile Components — 0.5%
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(8)	EUR	378	$ 408,977
8.50%, 5/15/27(6)		194	195,812
IHO Verwaltungs GmbH:
6.375%, (6.375% cash or 7.125% PIK), 5/15/29(6)(9)		200	200,360
8.75%, (8.75% cash or 9.50% PIK), 5/15/28(8)(9)	EUR	100	115,841
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(6)		307	263,922
TI Automotive Finance PLC, 3.75%, 4/15/29(8)	EUR	200	201,641
Wheel Pros, Inc., 6.50%, 5/15/29(6)		174	6,090
			$ 1,392,643
Automobiles — 0.2%
Ford Motor Co.:
4.75%, 1/15/43		197	$ 161,329
9.625%, 4/22/30		26	30,718
Ford Motor Credit Co. LLC, 4.125%, 8/17/27		281	270,632
			$ 462,679
Automotives — 0.2%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(6)		238	$ 208,819
Goodyear Tire & Rubber Co., 5.00%, 7/15/29		228	215,404
			$ 424,223
Banks — 1.8%
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29(10)(11)		200	$ 216,145
Banco Mercantil del Norte SA/Grand Cayman, 7.625% to 1/10/28(6)(10)(11)		200	200,161
Banco Santander SA, 9.625% to 5/21/33(10)(11)		200	228,772
Bank of America Corp., Series TT, 6.125% to 4/27/27(10)(11)		89	89,384
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(11)		200	206,358
Security	Principal Amount* (000's omitted)		Value
Banks (continued)
Bank of Nova Scotia, 8.625% to 10/27/27, 10/27/82(11)		200	$ 212,360
Barclays PLC, 8.00% to 3/15/29(10)(11)		200	205,910
Citigroup, Inc., Series W, 4.00% to 12/10/25(10)(11)		301	288,905
Farm Credit Bank of Texas, 7.75% to 6/15/29(10)(11)		250	255,192
HSBC Holdings PLC, 4.60% to 12/17/30(10)(11)		200	173,877
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(10)(11)		125	120,355
ING Groep NV, 6.50% to 4/16/25(10)(11)		200	199,492
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(10)(11)		251	238,976
Lloyds Banking Group PLC, 7.50% to 9/27/25(10)(11)		200	201,204
PNC Financial Services Group, Inc., Series V, 6.20% to 9/15/27(10)(11)		100	99,990
Regions Financial Corp., Series D, 5.75% to 6/15/25(10)(11)		75	74,412
Royal Bank of Canada, 7.50% to 5/2/29, 5/2/84(11)		200	208,208
Societe Generale SA, 5.375% to 11/18/30(6)(10)(11)		200	166,984
State Street Corp., Series J, 6.70% to 9/15/29(10)(11)		80	80,097
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(10)(11)		200	201,980
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(11)		200	209,020
Truist Financial Corp., Series Q, 5.10% to 3/1/30(10)(11)		174	163,386
UBS Group AG, 4.375% to 2/10/31(6)(10)(11)		200	167,589
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(6)(11)		200	207,780
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(10)(11)		267	256,280
			$ 4,672,817
Beverages — 0.1%
Triton Water Holdings, Inc., 6.25%, 4/1/29(6)		301	$ 291,955
			$ 291,955
Biotechnology — 0.1%
Grifols SA, 3.875%, 10/15/28(8)	EUR	300	$ 286,576
			$ 286,576
Building Products — 0.8%
Builders FirstSource, Inc.:
4.25%, 2/1/32(6)		249	$ 222,721
5.00%, 3/1/30(6)		90	86,188
CP Atlas Buyer, Inc., 7.00%, 12/1/28(6)		335	287,074
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(6)		215	219,305
Masterbrand, Inc., 7.00%, 7/15/32(6)		205	210,762
Standard Industries, Inc.:
3.375%, 1/15/31(6)		90	77,087

Eaton Vance
Global Income Builder Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building Products (continued)
Standard Industries, Inc.: (continued)
4.375%, 7/15/30(6)		275	$ 250,724
6.50%, 8/15/32(6)(12)		85	85,261
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(6)		207	215,998
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(6)		346	340,848
			$ 1,995,968
Capital Markets — 0.1%
Charles Schwab Corp., Series I, 4.00% to 6/1/26(10)(11)		259	$ 242,188
			$ 242,188
Casino & Gaming — 0.1%
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(6)		250	$ 240,914
			$ 240,914
Chemicals — 0.8%
Avient Corp., 7.125%, 8/1/30(6)		257	$ 264,181
Herens Holdco SARL, 4.75%, 5/15/28(6)		201	174,669
Herens Midco SARL, 5.25%, 5/15/29(8)	EUR	200	163,961
INEOS Finance PLC, 6.375%, 4/15/29(8)	EUR	100	111,540
Italmatch Chemicals SpA, 10.00%, 2/6/28(8)	EUR	250	289,705
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(6)		236	217,311
Olympus Water U.S. Holding Corp.:
9.625%, 11/15/28(8)	EUR	100	116,451
9.75%, 11/15/28(6)		419	445,782
Valvoline, Inc., 3.625%, 6/15/31(6)		260	227,508
			$ 2,011,108
Commercial Services & Supplies — 2.2%
Adtalem Global Education, Inc., 5.50%, 3/1/28(6)		290	$ 282,139
Allied Universal Holdco LLC, 7.875%, 2/15/31(6)		80	81,446
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(6)		200	184,559
AMN Healthcare, Inc., 4.625%, 10/1/27(6)		19	18,270
APi Group DE, Inc., 4.75%, 10/15/29(6)		55	52,380
Boels Topholding BV, 5.75%, 5/15/30(8)	EUR	450	496,513
Clean Harbors, Inc.:
4.875%, 7/15/27(6)		101	98,945
6.375%, 2/1/31(6)		83	84,020
GFL Environmental, Inc.:
3.50%, 9/1/28(6)		265	246,586
3.75%, 8/1/25(6)		130	128,635
Security	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc.: (continued)
4.75%, 6/15/29(6)		343	$ 327,189
HealthEquity, Inc., 4.50%, 10/1/29(6)		212	199,961
Hertz Corp., 4.625%, 12/1/26(6)		11	8,310
IPD 3 BV:
7.086%, (3 mo. EURIBOR + 3.375%), 6/15/31(8)(13)	EUR	140	151,643
8.00%, 6/15/28(8)	EUR	200	228,943
8.00%, 6/15/28(8)	EUR	100	114,472
Korn Ferry, 4.625%, 12/15/27(6)		233	225,593
Madison IAQ LLC, 5.875%, 6/30/29(6)		323	302,739
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(6)		439	418,762
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(6)		180	176,438
NESCO Holdings II, Inc., 5.50%, 4/15/29(6)		251	233,809
Pachelbel Bidco SpA, 7.125%, 5/17/31(6)	EUR	225	253,209
Paprec Holding SA, 7.25%, 11/17/29(8)	EUR	180	205,497
Reworld Holding Corp., 4.875%, 12/1/29(6)		430	393,668
VT Topco, Inc., 8.50%, 8/15/30(6)		402	425,749
Wand NewCo 3, Inc., 7.625%, 1/30/32(6)		256	267,367
Wrangler Holdco Corp., 6.625%, 4/1/32(6)		90	90,401
			$ 5,697,243
Construction & Engineering — 0.1%
Abengoa Abenewco 2 SA, 1.50%, 10/26/24(3)(6)(7)		157	$ 0
TopBuild Corp., 4.125%, 2/15/32(6)		201	181,249
			$ 181,249
Construction Materials — 0.2%
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(6)		454	$ 450,214
			$ 450,214
Containers & Packaging — 0.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(8)	EUR	300	$ 267,654
4.00%, 9/1/29(6)		260	221,129
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(6)		312	280,326
Fiber Bidco SpA, 7.695%, (3 mo. EURIBOR + 4.00%), 1/15/30(8)(13)	EUR	310	337,722
Fiber Midco SpA, 10.00%, 6/15/29(6)(9)	EUR	300	327,171
Kleopatra Finco SARL, 4.25%, 3/1/26(8)	EUR	129	125,649
			$ 1,559,651

Eaton Vance
Global Income Builder Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Cosmetics/Personal Care — 0.0%(2)
Edgewell Personal Care Co., 4.125%, 4/1/29(6)		74	$ 68,918
			$ 68,918
Distributors — 0.6%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(6)		208	$ 201,472
Performance Food Group, Inc.:
4.25%, 8/1/29(6)		315	291,997
5.50%, 10/15/27(6)		169	166,927
Rexel SA, 5.25%, 9/15/30(8)	EUR	400	449,674
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(6)		147	150,274
7.75%, 3/15/31(6)		56	58,954
Velocity Vehicle Group LLC, 8.00%, 6/1/29(6)		45	46,388
Windsor Holdings III LLC, 8.50%, 6/15/30(6)		252	265,546
			$ 1,631,232
Diversified Financial Services — 0.4%
Air Lease Corp., Series B, 4.65% to 6/15/26(10)(11)		100	$ 96,775
Ally Financial, Inc., 6.70%, 2/14/33		40	41,140
Alpha Holding SA de CV, 9.00%, 2/10/25(6)(7)		189	1,031
American AgCredit Corp., Series A, 5.25% to 6/15/26(6)(10)(11)		250	245,000
CI Financial Corp., 4.10%, 6/15/51		180	114,424
Goldman Sachs Group, Inc., Series W, 7.50% to 2/10/29(10)(11)		125	131,081
Hightower Holding LLC, 9.125%, 1/31/30(6)(12)		130	132,130
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/29(6)		55	56,487
6.50%, 3/26/31(6)		72	74,778
8.125%, 3/30/29(6)		242	256,260
			$ 1,149,106
Diversified REITs — 0.2%
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(6)		250	$ 233,782
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(6)		327	312,451
			$ 546,233
Diversified Telecommunication Services — 0.2%
Lorca Telecom Bondco SA, 4.00%, 9/18/27(8)	EUR	400	$ 430,194
			$ 430,194
Electric Utilities — 1.1%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(10)(11)		93	$ 88,719
Security	Principal Amount* (000's omitted)		Value
Electric Utilities (continued)
Electricite de France SA, 7.50% to 9/6/28(8)(10)(11)	EUR	200	$ 235,520
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(6)(7)		435	193,575
EquipmentShare.com, Inc., 8.625%, 5/15/32(6)		89	92,516
Imola Merger Corp., 4.75%, 5/15/29(6)		378	356,162
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(6)		90	86,237
NRG Energy, Inc.:
3.625%, 2/15/31(6)		177	155,014
3.875%, 2/15/32(6)		95	83,046
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(6)		152	143,534
Sempra, 4.125% to 1/1/27, 4/1/52(11)		167	154,926
Southern Co.:
Series 21-A, 3.75% to 6/15/26, 9/15/51(11)		120	113,352
Series B, 4.00% to 10/15/25, 1/15/51(11)		56	54,500
TerraForm Power Operating LLC, 5.00%, 1/31/28(6)		237	228,581
TransAlta Corp., 7.75%, 11/15/29		166	174,275
Vistra Operations Co. LLC:
4.375%, 5/1/29(6)		173	163,370
5.00%, 7/31/27(6)		287	281,233
6.875%, 4/15/32(6)		175	180,223
			$ 2,784,783
Electrical Equipment — 0.0%(2)
Sensata Technologies, Inc., 4.375%, 2/15/30(6)		150	$ 139,500
			$ 139,500
Electronic Equipment, Instruments & Components — 0.1%
WESCO Distribution, Inc.:
6.375%, 3/15/29(6)		102	$ 103,447
6.625%, 3/15/32(6)		102	104,033
7.25%, 6/15/28(6)		153	156,905
			$ 364,385
Entertainment — 1.5%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 4/30/30(8)	EUR	400	$ 459,070
Boyne USA, Inc., 4.75%, 5/15/29(6)		218	206,852
Caesars Entertainment, Inc.:
6.50%, 2/15/32(6)		126	127,742
7.00%, 2/15/30(6)		100	103,220
8.125%, 7/1/27(6)		56	57,237
Churchill Downs, Inc., 5.75%, 4/1/30(6)		233	228,597
Cinemark USA, Inc.:
5.25%, 7/15/28(6)		206	199,337

Eaton Vance
Global Income Builder Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Cinemark USA, Inc.: (continued)
7.00%, 8/1/32(6)		135	$ 137,480
Cirsa Finance International SARL, 6.50%, 3/15/29(8)	EUR	375	419,719
CPUK Finance Ltd., 7.875%, 8/28/29(8)	GBP	265	346,496
Flutter Treasury DAC, 5.00%, 4/29/29(8)	EUR	250	277,332
Inter Media & Communication SpA, 6.75%, 2/9/27(8)	EUR	198	213,130
Jacobs Entertainment, Inc., 6.75%, 2/15/29(6)		128	119,753
LHMC Finco 2 SARL, 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(8)(9)	EUR	341	369,632
Light & Wonder International, Inc., 7.00%, 5/15/28(6)		216	217,725
Lottomatica SpA, 7.788%, (3 mo. EURIBOR + 4.00%), 12/15/30(8)(13)	EUR	355	388,807
Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 7/27/30(6)		200	213,324
			$ 4,085,453
Financial Services — 1.1%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(6)		73	$ 74,603
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(6)		8	8,018
9.75%, 7/15/27(6)		203	202,980
Ally Financial, Inc., Series B, 4.70% to 5/15/26(10)(11)		320	294,379
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 1/15/31(8)	GBP	200	277,325
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(6)		274	262,783
Encore Capital Group, Inc., 5.375%, 2/15/26(8)	GBP	180	230,278
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(6)		315	298,444
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(6)		226	224,601
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(6)		156	147,505
3.625%, 3/1/29(6)		259	237,992
4.00%, 10/15/33(6)		30	25,833
Sherwood Financing PLC, 6.00%, 11/15/26(8)	GBP	200	226,501
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(6)		348	277,555
			$ 2,788,797
Food Products — 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, 2/15/28(6)		181	$ 179,668
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(6)		180	171,924
7.625%, 7/1/29(6)		262	271,880
Darling Ingredients, Inc., 6.00%, 6/15/30(6)		166	164,818
Security	Principal Amount* (000's omitted)		Value
Food Products (continued)
Fiesta Purchaser, Inc., 7.875%, 3/1/31(6)		171	$ 178,496
Ingles Markets, Inc., 4.00%, 6/15/31(6)		249	220,481
La Doria SpA, 8.155%, (3 mo. EURIBOR + 4.50%), 11/12/29(8)(13)	EUR	360	396,185
Land O' Lakes, Inc., 8.00%(6)(10)		235	208,856
Pilgrim's Pride Corp.:
3.50%, 3/1/32		252	218,638
6.875%, 5/15/34		90	97,380
Post Holdings, Inc., 6.25%, 2/15/32(6)		141	142,965
			$ 2,251,291
Health Care Equipment & Supplies — 0.9%
Catalent Pharma Solutions, Inc., 2.375%, 3/1/28(8)	EUR	205	$ 214,973
Compass Minerals International, Inc., 6.75%, 12/1/27(6)		272	267,872
LifePoint Health, Inc.:
5.375%, 1/15/29(6)		200	181,375
9.875%, 8/15/30(6)		105	114,562
10.00%, 6/1/32(6)		45	47,814
Medline Borrower LP, 5.25%, 10/1/29(6)		603	583,279
Molina Healthcare, Inc.:
3.875%, 11/15/30(6)		245	221,766
3.875%, 5/15/32(6)		189	166,910
Tenet Healthcare Corp.:
4.375%, 1/15/30		17	15,964
5.125%, 11/1/27		138	135,641
6.875%, 11/15/31		133	142,505
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(6)		150	148,909
Varex Imaging Corp., 7.875%, 10/15/27(6)		148	150,338
			$ 2,391,908
Health Care Providers & Services — 0.8%
AMN Healthcare, Inc., 4.00%, 4/15/29(6)		386	$ 353,802
Cerba Healthcare SACA, 3.50%, 5/31/28(8)	EUR	500	453,727
Ephios Subco 3 SARL, 7.875%, 1/31/31(8)	EUR	305	356,649
IQVIA, Inc., 2.875%, 6/15/28(8)	EUR	150	155,960
Legacy LifePoint Health LLC, 4.375%, 2/15/27(6)		173	167,367
Surgery Center Holdings, Inc., 7.25%, 4/15/32(6)		250	258,499
Verisure Holding AB, 3.25%, 2/15/27(8)	EUR	335	351,694
			$ 2,097,698
Healthcare-Services — 0.4%
AHP Health Partners, Inc., 5.75%, 7/15/29(6)		75	$ 71,698
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(6)		222	229,007

Eaton Vance
Global Income Builder Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Healthcare-Services (continued)
Fortrea Holdings, Inc., 7.50%, 7/1/30(6)		228	$ 231,553
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(6)		423	451,024
			$ 983,282
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(6)		48	$ 44,538
4.625%, 4/1/30(6)		105	95,949
Miller Homes Group Finco PLC, 7.00%, 5/15/29(8)	GBP	100	122,610
			$ 263,097
Hotels, Restaurants & Leisure — 0.3%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(6)		286	$ 269,118
4.375%, 1/15/28(6)		182	173,247
5.75%, 4/15/25(6)		66	65,967
Lithia Motors, Inc., 4.625%, 12/15/27(6)		91	87,630
Viking Cruises Ltd., 5.875%, 9/15/27(6)		279	277,562
			$ 873,524
Household Products — 0.1%
Spectrum Brands, Inc., 3.875%, 3/15/31(6)		33	$ 27,673
Tempur Sealy International, Inc., 3.875%, 10/15/31(6)		423	364,528
			$ 392,201
Housewares — 0.2%
ProGroup AG:
5.125%, 4/15/29(8)	EUR	167	$ 180,867
5.375%, 4/15/31(8)	EUR	262	282,432
			$ 463,299
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(11)		113	$ 103,413
Calpine Corp.:
5.125%, 3/15/28(6)		179	173,477
5.25%, 6/1/26(6)		50	49,665
NRG Energy, Inc., 10.25% to 3/15/28(6)(10)(11)		215	238,381
			$ 564,936
Industrial Conglomerates — 0.5%
Artera Services LLC, 8.50%, 2/15/31(6)		185	$ 189,790
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(6)		162	161,561
Security	Principal Amount* (000's omitted)		Value
Industrial Conglomerates (continued)
Gatwick Airport Finance PLC, 4.375%, 4/7/26(8)	GBP	245	$ 306,789
Heathrow Finance PLC, 6.625%, 3/1/31(8)	GBP	440	562,206
			$ 1,220,346
Insurance — 0.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.75%, 10/15/27(6)		188	$ 186,771
7.00%, 1/15/31(6)		223	227,161
Allianz SE, 3.50% to 11/17/25(6)(10)(11)		200	189,814
Corebridge Financial, Inc., 6.875% to 9/15/27, 12/15/52(11)		187	190,431
Galaxy Finco Ltd., 9.25%, 7/31/27(8)	GBP	300	376,578
Global Atlantic Fin Co., 7.95% to 7/15/29, 10/15/54(6)(11)		25	25,433
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(6)		243	260,859
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(6)(11)		216	202,235
Panther Escrow Issuer LLC, 7.125%, 6/1/31(6)		135	138,609
QBE Insurance Group Ltd., 5.875% to 5/12/25(6)(10)(11)		222	220,505
			$ 2,018,396
Internet — 0.1%
Cars.com, Inc., 6.375%, 11/1/28(6)		220	$ 216,741
			$ 216,741
Internet & Direct Marketing Retail — 0.3%
Arches Buyer, Inc.:
4.25%, 6/1/28(6)		82	$ 73,250
6.125%, 12/1/28(6)		282	233,843
Match Group Holdings II LLC, 3.625%, 10/1/31(6)		273	235,662
United Group BV, 8.078%, (3 mo. EURIBOR + 4.25%), 2/15/31(8)(13)	EUR	200	217,964
			$ 760,719
Leisure Products — 0.9%
Acushnet Co., 7.375%, 10/15/28(6)		136	$ 141,929
Carnival Corp., 6.00%, 5/1/29(6)		390	389,296
Life Time, Inc.:
5.75%, 1/15/26(6)		199	198,369
8.00%, 4/15/26(6)		278	281,933
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(6)		21	21,835
Lindblad Expeditions LLC, 6.75%, 2/15/27(6)		15	15,002

Eaton Vance
Global Income Builder Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Leisure Products (continued)
NCL Corp. Ltd.:
5.875%, 3/15/26(6)		160	$ 159,385
5.875%, 2/15/27(6)		67	66,556
7.75%, 2/15/29(6)		56	58,974
NCL Finance Ltd., 6.125%, 3/15/28(6)		136	136,228
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/28		70	66,017
6.00%, 2/1/33(6)(12)		145	146,132
6.25%, 3/15/32(6)		100	102,042
TUI AG, 5.875%, 3/15/29(8)	EUR	350	380,392
Viking Cruises Ltd., 7.00%, 2/15/29(6)		104	105,101
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(6)		66	65,168
			$ 2,334,359
Machinery — 0.4%
Chart Industries, Inc., 9.50%, 1/1/31(6)		140	$ 152,175
ESAB Corp., 6.25%, 4/15/29(6)		134	136,062
IMA Industria Macchine Automatiche SpA:
3.75%, 1/15/28(8)	EUR	236	248,604
7.435%, (3 mo. EURIBOR + 3.75%), 4/15/29(8)(13)	EUR	290	317,636
TK Elevator Holdco GmbH, 6.625%, 7/15/28(8)	EUR	90	95,159
			$ 949,636
Media — 1.9%
Altice Financing SA:
2.25%, 1/15/25(8)	EUR	215	$ 228,181
5.00%, 1/15/28(6)		280	223,893
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(6)		320	272,519
4.50%, 8/15/30(6)		287	251,497
4.75%, 3/1/30(6)		322	288,536
5.375%, 6/1/29(6)		110	102,930
6.375%, 9/1/29(6)		253	246,495
Clear Channel Outdoor Holdings, Inc.:
7.75%, 4/15/28(6)		237	209,554
7.875%, 4/1/30(6)		148	150,716
DISH Network Corp., 11.75%, 11/15/27(6)		160	160,259
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(6)		200	166,646
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(6)		57	54,959
8.00%, 8/1/29(6)		212	206,854
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(6)		145	134,563
Security	Principal Amount* (000's omitted)		Value
Media (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.: (continued)
4.625%, 3/15/30(6)		151	$ 138,871
7.375%, 2/15/31(6)		176	184,496
Summer (BC) Holdco A SARL, 9.25%, 10/31/27(8)	EUR	129	137,357
Summer (BC) Holdco B SARL, 5.75%, 10/31/26(8)	EUR	300	323,252
Summer BidCo BV, 10.00%, (10.00% cash or 10.75% PIK), 2/15/29(8)(9)	EUR	103	114,866
Townsquare Media, Inc., 6.875%, 2/1/26(6)		182	179,459
Univision Communications, Inc., 7.375%, 6/30/30(6)		86	82,884
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(8)	GBP	810	952,002
Ziggo Bond Co. BV, 5.125%, 2/28/30(6)		300	265,265
			$ 5,076,054
Metals & Mining — 1.3%
Allegheny Ludlum LLC, 6.95%, 12/15/25		200	$ 204,073
Arsenal AIC Parent LLC, 11.50%, 10/1/31(6)		399	446,343
BWX Technologies, Inc.:
4.125%, 6/30/28(6)		159	151,420
4.125%, 4/15/29(6)		118	111,368
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(6)(9)		225	223,594
Calderys Financing LLC, 11.25%, 6/1/28(6)		287	307,301
Eldorado Gold Corp., 6.25%, 9/1/29(6)		251	244,338
Freeport-McMoRan, Inc., 5.45%, 3/15/43		267	256,280
Hudbay Minerals, Inc.:
4.50%, 4/1/26(6)		204	199,662
6.125%, 4/1/29(6)		96	96,063
New Gold, Inc., 7.50%, 7/15/27(6)		222	224,770
Novelis Corp., 3.25%, 11/15/26(6)		89	84,771
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(8)	EUR	300	309,642
Permian Resources Operating LLC, 5.375%, 1/15/26(6)		225	224,961
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(6)		187	174,797
TMS International Corp., 6.25%, 4/15/29(6)		196	182,142
			$ 3,441,525
Oil and Gas — 0.1%
BP Capital Markets PLC, 6.45% to 12/1/33(10)(11)		120	$ 124,145
SM Energy Co., 7.00%, 8/1/32(6)		140	141,605
			$ 265,750
Oil, Gas & Consumable Fuels — 1.4%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26(6)		555	$ 562,643

Eaton Vance
Global Income Builder Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Civitas Resources, Inc.:
8.625%, 11/1/30(6)		350	$ 378,257
8.75%, 7/1/31(6)		50	53,831
Matador Resources Co., 6.50%, 4/15/32(6)		175	176,004
Parkland Corp.:
4.50%, 10/1/29(6)		110	102,792
4.625%, 5/1/30(6)		202	187,967
Permian Resources Operating LLC:
5.875%, 7/1/29(6)		260	258,649
6.25%, 2/1/33(6)(12)		120	121,053
7.00%, 1/15/32(6)		147	152,293
Plains All American Pipeline LP, Series B, 9.694%, (3 mo. SOFR + 4.372%)(10)(13)		305	305,634
Precision Drilling Corp.:
6.875%, 1/15/29(6)		88	88,036
7.125%, 1/15/26(6)		72	72,394
Southwestern Energy Co., 4.75%, 2/1/32		285	266,508
Sunoco LP, 7.25%, 5/1/32(6)		145	150,826
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30		226	211,053
Transocean Poseidon Ltd., 6.875%, 2/1/27(6)		122	121,913
Transocean, Inc., 8.75%, 2/15/30(6)		79	83,244
Vital Energy, Inc.:
7.875%, 4/15/32(6)		203	206,611
9.75%, 10/15/30		125	136,719
Wintershall Dea Finance 2 BV, Series NC5, 2.499% to 4/20/26(8)(10)(11)	EUR	100	102,205
			$ 3,738,632
Packaging & Containers — 0.2%
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(6)		214	$ 212,009
Trivium Packaging Finance BV:
7.578%, (3 mo. EURIBOR + 3.75%), 8/15/26(8)(13)	EUR	200	217,238
8.50%, 8/15/27(6)		200	196,501
			$ 625,748
Passenger Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		183	$ 182,100
			$ 182,100
Pharmaceuticals — 0.9%
Bayer AG, 5.375% to 6/25/30, 3/25/82(8)(11)	EUR	200	$ 209,343
Endo Finance Holdings, Inc., 8.50%, 4/15/31(6)		110	116,069
Gruenenthal GmbH, 3.625%, 11/15/26(8)	EUR	220	234,524
Security	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Option Care Health, Inc., 4.375%, 10/31/29(6)		382	$ 357,158
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(6)		177	163,277
Perrigo Finance Unlimited Co., 4.90%, 6/15/30		400	378,007
Phoenix PIB Dutch Finance BV, 4.875%, 7/10/29(8)	EUR	200	219,985
Prestige Brands, Inc., 3.75%, 4/1/31(6)		70	61,770
Rossini SARL, 6.75%, 12/31/29(8)	EUR	270	303,165
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46		378	266,673
			$ 2,309,971
Pipelines — 1.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(6)		102	$ 101,824
Cheniere Energy Partners LP, 4.00%, 3/1/31		138	127,839
DT Midstream, Inc., 4.125%, 6/15/29(6)		172	160,937
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(11)		200	210,251
Energy Transfer LP, 5.00%, 5/15/50		136	118,714
EQM Midstream Partners LP:
4.50%, 1/15/29(6)		364	349,074
6.00%, 7/1/25(6)		43	43,023
6.50%, 7/1/27(6)		116	118,312
7.50%, 6/1/30(6)		126	136,063
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32		107	109,329
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(6)		210	215,855
Kinetik Holdings LP, 5.875%, 6/15/30(6)		237	234,793
Summit Midstream Holdings LLC, 8.625%, 10/31/29(6)		65	66,498
Venture Global LNG, Inc.:
7.00%, 1/15/30(6)		105	106,162
8.125%, 6/1/28(6)		139	144,847
8.375%, 6/1/31(6)		222	233,434
9.50%, 2/1/29(6)		193	214,831
9.875%, 2/1/32(6)		184	204,371
			$ 2,896,157
Real Estate Investment Trusts (REITs) — 0.4%
Alexandrite Monnet U.K. Holdco PLC, 10.50%, 5/15/29(8)	EUR	400	$ 451,057
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(6)		339	360,188
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(6)		266	233,712
Heimstaden Bostad AB, 3.00% to 10/29/27(8)(10)(11)	EUR	115	77,709
			$ 1,122,666

Eaton Vance
Global Income Builder Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(6)		207	$ 207,580
8.875%, 9/1/31(6)		117	125,940
			$ 333,520
Retail — 0.8%
B&M European Value Retail SA, 8.125%, 11/15/30(8)	GBP	125	$ 171,326
Bertrand Franchise Finance SAS:
6.50%, 7/18/30(6)	EUR	120	132,101
7.489%, (3 mo. EURIBOR + 3.75%), 7/18/30(6)(13)	EUR	230	250,554
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(6)		247	258,825
Duomo Bidco SpA, 7.803%, (3 mo. EURIBOR + 4.125%), 7/15/31(8)(13)	EUR	300	330,459
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/1/26(6)		250	251,291
PEU (Fin) PLC, 7.25%, 7/1/28(8)	EUR	200	225,104
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(6)		229	247,506
Stonegate Pub Co. Financing PLC, 10.272%, (3 mo. EURIBOR + 6.625%), 7/31/29(8)(12)(13)	EUR	150	162,337
			$ 2,029,503
Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG, 10.50%, 3/30/29(8)	EUR	425	$ 483,610
ON Semiconductor Corp., 3.875%, 9/1/28(6)		185	172,970
			$ 656,580
Software — 0.8%
athenahealth Group, Inc., 6.50%, 2/15/30(6)		461	$ 435,122
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(6)		134	137,547
Clarivate Science Holdings Corp., 4.875%, 7/1/29(6)		243	229,831
Cloud Software Group, Inc.:
6.50%, 3/31/29(6)		122	119,003
9.00%, 9/30/29(6)		452	449,754
Playtika Holding Corp., 4.25%, 3/15/29(6)		303	269,552
Rocket Software, Inc., 9.00%, 11/28/28(6)		65	66,964
TeamSystem SpA, 7.186%, (3 mo. EURIBOR + 3.50%), 7/31/31(6)(13)	EUR	330	358,035
			$ 2,065,808
Specialty Retail — 1.6%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(6)		27	$ 25,262
4.75%, 3/1/30		228	214,480
5.00%, 2/15/32(6)		28	25,823
Security	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Bath & Body Works, Inc.:
6.625%, 10/1/30(6)		45	$ 45,468
6.75%, 7/1/36		80	80,150
6.95%, 3/1/33		168	164,123
9.375%, 7/1/25(6)		31	31,977
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(8)	GBP	245	319,295
Dave & Buster's, Inc., 7.625%, 11/1/25(6)		457	458,797
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(6)		194	204,802
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(6)		246	229,373
Group 1 Automotive, Inc.:
4.00%, 8/15/28(6)		203	189,366
6.375%, 1/15/30(6)		60	60,666
IRB Holding Corp., 7.00%, 6/15/25(6)		98	98,073
LCM Investments Holdings II LLC:
4.875%, 5/1/29(6)		257	242,251
8.25%, 8/1/31(6)		32	33,580
Lithia Motors, Inc., 3.875%, 6/1/29(6)		86	78,186
Patrick Industries, Inc.:
4.75%, 5/1/29(6)		292	272,958
7.50%, 10/15/27(6)		30	30,283
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(6)		250	235,134
7.75%, 2/15/29(6)		250	242,899
Sonic Automotive, Inc.:
4.625%, 11/15/29(6)		172	157,386
4.875%, 11/15/31(6)		143	127,816
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(6)		135	122,626
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(6)		233	216,684
White Cap Buyer LLC, 6.875%, 10/15/28(6)		312	309,117
			$ 4,216,575
Technology Hardware, Storage & Peripherals — 0.4%
Amentum Escrow Corp., 7.25%, 8/1/32(6)(12)		65	$ 66,466
Insight Enterprises, Inc., 6.625%, 5/15/32(6)		45	46,325
McAfee Corp., 7.375%, 2/15/30(6)		293	273,496
NCR Voyix Corp.:
5.125%, 4/15/29(6)		116	110,933
5.25%, 10/1/30(6)		104	97,653
Science Applications International Corp., 4.875%, 4/1/28(6)		260	251,492
Seagate HDD Cayman:
4.091%, 6/1/29		52	48,983

Eaton Vance
Global Income Builder Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Technology Hardware, Storage & Peripherals (continued)
Seagate HDD Cayman: (continued)
9.625%, 12/1/32		248	$ 284,657
			$ 1,180,005
Telecommunications — 1.0%
Ciena Corp., 4.00%, 1/31/30(6)		194	$ 178,291
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(6)		421	414,198
Odido Group Holding BV, 5.50%, 1/15/30(8)	EUR	259	263,828
Optics Bidco SpA:
6.875%, 2/15/28(8)	EUR	100	116,472
7.75%, 1/24/33	EUR	100	129,504
7.875%, 7/31/28(8)	EUR	177	214,695
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(6)(11)		125	121,276
Telefonica Europe BV, 7.125% to 8/23/28(8)(10)(11)	EUR	200	236,120
Vmed O2 U.K. Financing I PLC, 5.625%, 4/15/32(8)	EUR	200	214,653
Vodafone Group PLC:
2.625% to 5/27/26, 8/27/80(8)(11)	EUR	220	230,832
4.875% to 7/3/25, 10/3/78(8)(11)	GBP	215	272,835
Zegona Finance PLC, 8.625%, 7/15/29(6)		315	322,107
			$ 2,714,811
Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands, Inc., 9.00%, 2/15/31(6)		210	$ 222,435
PrestigeBidCo GmbH, 7.459%, (3 mo. EURIBOR + 3.75%), 7/1/29(8)(13)	EUR	180	196,508
			$ 418,943
Transportation — 0.2%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(6)		249	$ 234,328
Seaspan Corp., 5.50%, 8/1/29(6)		304	273,908
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(6)		150	153,716
			$ 661,952
Total Corporate Bonds (identified cost $88,576,336)			$ 87,749,655

Preferred Stocks — 0.4%
Security	Shares	Value
Banks — 0.1%
Citizens Financial Group, Inc., 7.375%(1)	1,664	$ 42,532
Security	Shares	Value
Banks (continued)
Farm Credit Bank of Texas, 9.611%, (3 mo. SOFR + 4.01%)(6)(13)	669	$ 67,903
		$ 110,435
Capital Markets — 0.0%(2)
Affiliated Managers Group, Inc., 4.75%	5,486	$ 104,508
		$ 104,508
Electric Utilities — 0.1%
Brookfield BRP Holdings Canada, Inc.:
4.625%	5,119	$ 79,907
7.25%	3,146	78,965
SCE Trust III, Series H, 8.591%, (3 mo. SOFR + 3.25%)(13)	4,316	108,720
SCE Trust IV, Series J, 5.375% to 9/15/25(11)	651	15,598
		$ 283,190
Insurance — 0.1%
American National Group, Inc., Series B, 6.625% to 9/1/25(11)	5,460	$ 135,681
Athene Holding Ltd., Series C, 6.375% to 6/30/25(11)	3,208	79,623
		$ 215,304
Trading Companies & Distributors — 0.1%
WESCO International, Inc., Series A, 10.625% to 6/22/25(11)	10,439	$ 272,458
		$ 272,458
Wireless Telecommunication Services — 0.0%(2)
U.S. Cellular Corp., 5.50%	3,491	$ 71,216
		$ 71,216
Total Preferred Stocks (identified cost $1,131,604)		$ 1,057,111

Senior Floating-Rate Loans — 2.5%(14)
Borrower/Description	Principal Amount (000's omitted)	Value
Airlines — 0.1%
American Airlines, Inc., Term Loan, 10.294%, (SOFR + 4.75%), 4/20/28	$188	$ 194,436
		$ 194,436
Apparel & Luxury Goods — 0.1%
ABG Intermediate Holdings 2 LLC:
Term Loan, 8.094%, (SOFR + 2.75%), 12/21/28	$217	$ 217,615

Eaton Vance
Global Income Builder Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Apparel & Luxury Goods (continued)
ABG Intermediate Holdings 2 LLC: (continued)
Term Loan, 12/21/28(15)	$39	$ 39,171
		$ 256,786
Auto Components — 0.3%
Clarios Global LP:
Term Loan, 7.844%, (SOFR + 2.50%), 5/6/30	$176	$ 176,843
Term Loan, 7/16/31(15)	485	525,794
		$ 702,637
Beverages — 0.1%
Triton Water Holdings, Inc., Term Loan, 8.846%, (SOFR + 3.25%), 3/31/28	$310	$ 311,327
		$ 311,327
Capital Markets — 0.2%
Fortress Intermediate 3, Inc., Term Loan, 9.097%, (SOFR + 3.75%), 6/27/31	$510	$ 510,956
		$ 510,956
Distributors — 0.1%
Parts Europe SA, Term Loan, 7.438%, (3 mo. EURIBOR + 3.75%), 2/3/31	$207	$ 225,034
		$ 225,034
Gas Utilities — 0.2%
Epic Y-Grade Services LP, Term Loan, 11.068%, (SOFR + 5.75%), 6/29/29	$443	$ 443,969
		$ 443,969
Health Care Providers & Services — 0.2%
Pluto Acquisition I, Inc.:
Term Loan, 10.947%, (SOFR + 5.50%), 6/20/28	$77	$ 77,590
Term Loan - Second Lien, 9.328%, (SOFR + 4.00%), 9/20/28	218	188,585
Team Health Holdings, Inc., Term Loan, 10.502%, (SOFR + 5.25%), 3/2/27(16)	331	310,686
		$ 576,861
Hotels, Restaurants & Leisure — 0.2%
IRB Holding Corp., Term Loan, 8.194%, (SOFR + 2.75%), 12/15/27	$353	$ 353,986
Spectacle Gary Holdings LLC, Term Loan, 9.735%, (SOFR + 4.25%), 12/11/28	173	172,717
		$ 526,703
Borrower/Description	Principal Amount (000's omitted)	Value
Insurance — 0.2%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 10.085%, (SOFR + 4.75%), 5/6/32	$440	$ 452,925
		$ 452,925
IT Services — 0.1%
Travelport Finance (Luxembourg) SARL, Term Loan, 13.593%, (SOFR + 8.00%), 9/30/28	$225	$ 203,247
		$ 203,247
Leisure Products — 0.1%
Peloton Interactive, Inc., Term Loan, 11.346%, (SOFR + 6.00%), 5/23/29	$294	$ 294,551
		$ 294,551
Machinery — 0.1%
EMRLD Borrower LP, Term Loan, 7.844%, (SOFR + 2.50%), 5/31/30	$176	$ 176,609
		$ 176,609
Paper & Forest Products — 0.0%(2)
Enviva Partners LP/Fin C:
DIP Loan, 7.713%, (SOFR + 8.00%), 12/13/24(17)	$76	$ 77,618
DIP Loan, 13.346%, (SOFR + 8.00%), 12/13/24	30	36,877
Term Loan, 13.301%, (SOFR + 8.00%), 12/13/24	46	55,315
		$ 169,810
Pharmaceuticals — 0.0%(2)
Endo Luxembourg Finance Co. I SARL, Term Loan, 9.783%, (SOFR + 4.50%), 4/23/31	$117	$ 117,427
		$ 117,427
Professional Services — 0.1%
AlixPartners LLP, Term Loan, 7.958%, (SOFR + 2.50%), 2/4/28	$351	$ 352,928
		$ 352,928
Software — 0.1%
Central Parent, Inc., Term Loan, 8.585%, (SOFR + 3.25%), 7/6/29	$167	$ 165,597
Cloud Software Group, Inc., Term Loan, 3/30/29(15)	105	105,153
GoTo Group, Inc., Term Loan, 10.086%, (SOFR + 4.75%), 8/31/27	0(18)	59
Riverbed Technology, Inc., Term Loan, 9.835%, (SOFR + 4.50%), 7.835% cash, 2.00% PIK,, 7/1/28	57	35,775
		$ 306,584

Eaton Vance
Global Income Builder Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Specialty Retail — 0.3%
Mavis Tire Express Services Corp., Term Loan, 8.847%, (SOFR + 3.50%), 5/4/28	$140	$ 140,168
Petco Health & Wellness Co., Inc., Term Loan, 8.846%, (SOFR + 3.25%), 3/3/28	218	202,372
PetSmart, Inc., Term Loan, 9.194%, (SOFR + 3.75%), 2/11/28	375	372,762
		$ 715,302
Total Senior Floating-Rate Loans (identified cost $6,536,917)		$ 6,538,092

Miscellaneous — 0.0%(2)
Security	Principal Amount	Value
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(1)(3)	$189,000	$ 0
		$ 0
Pharmaceuticals — 0.0%
Endo Design LLC, Escrow Certificates(1)(3)	$200,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(1)(3)	$171,000	0
		$ 0
Transportation — 0.0%(2)
Hertz Corp., Escrow Certificates(1)(6)	$58,000	$ 5,655
Hertz Corp., Escrow Certificates(1)	$167,000	7,097
Hertz Corp., Escrow Certificates(1)(6)	$110,000	4,676
		$ 17,428
Total Miscellaneous (identified cost $65,850)		$ 17,428

Short-Term Investments — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(19)	3,078,463	$ 3,078,463
Total Short-Term Investments (identified cost $3,078,463)		$ 3,078,463
Total Investments — 99.4% (identified cost $200,390,145)		$261,637,198
Less Unfunded Loan Commitments — (0.0)%(2)		$ (45,621)
Net Investments — 99.4% (identified cost $200,344,524)		$261,591,577
Other Assets, Less Liabilities — 0.6%		$ 1,555,761
Net Assets — 100.0%		$263,147,338
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Amount is less than 0.05% or (0.05)%, as applicable.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Restricted security.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $56,869,670 or 21.6% of the Fund's net assets.
(7)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2024, the aggregate value of these securities is $20,599,507 or 7.8% of the Fund's net assets.
(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	Security converts to variable rate after the indicated fixed-rate coupon period.
(12)	When-issued security.
(13)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2024.

Eaton Vance
Global Income Builder Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	This Senior Loan will settle after July 31, 2024, at which time the interest rate will be determined.
(16)	The stated interest rate represents the weighted average interest rate at July 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(17)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2024, the total value of unfunded loan commitment is $46,571.
(18)	Principal amount is less than $500.
(19)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	60.7%	$158,936,947
United Kingdom	9.9	25,963,716
Spain	4.4	11,625,086
France	3.1	8,117,776
Netherlands	3.0	7,735,905
Germany	2.6	6,871,459
Italy	2.5	6,682,140
Denmark	2.5	6,432,929
Canada	2.1	5,448,890
Australia	1.8	4,804,874
Japan	1.2	3,061,215
Luxembourg	0.9	2,418,030
Taiwan	0.9	2,277,429
Poland	0.7	1,867,541
Switzerland	0.6	1,589,990
Hong Kong	0.6	1,476,524
India	0.4	1,144,751
Bermuda	0.4	1,040,812
South Africa	0.3	702,096
Austria	0.3	692,170
Belgium	0.2	646,766
Czech Republic	0.2	459,070
Sweden	0.2	429,403
Slovenia	0.1	332,830
Israel	0.1	266,673
Turkey	0.1	244,338
Mexico	0.1	201,192
Puerto Rico	0.1	166,646
Total Investments	100.0%	$261,637,198

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	150,000	USD	162,520	JPMorgan Chase Bank, N.A.	8/14/24	$ —	$(92)
						$—	$(92)

Eaton Vance
Global Income Builder Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	22	Long	9/20/24	$ 6,113,800	$ 5,311
STOXX Europe 600 Index	(125)	Short	9/20/24	(3,514,607)	26,845
STOXX Europe 600 Utilities	(131)	Short	9/20/24	(2,773,823)	(42,944)
					$(10,788)
Abbreviations:
ADR	– American Depositary Receipt
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PFC Shares	– Preference Shares
PIK	– Payment In Kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
At July 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Equity Price Risk: The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Restricted Securities
At July 31, 2024, the Fund owned the following security (representing less than 0.05% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Endo, Inc.	4/23/24	54	$690	$1,424
Total Restricted Securities			$690	$1,424

Eaton Vance
Global Income Builder Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,078,463, which represents 1.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,761,122	$58,755,236	$(57,437,895)	$ —	$ —	$3,078,463	$134,140	3,078,463
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 8,662,234	$ 3,495,982	$ —	$ 12,158,216
Consumer Discretionary	7,273,757	7,182,532	—	14,456,289
Consumer Staples	1,025,140	6,376,794	—	7,401,934
Energy	5,939,415	2,271,512	—	8,210,927
Financials	10,490,535	9,995,157	—	20,485,692
Health Care	14,540,092	16,730,494	1,424	31,272,010
Industrials	7,651,058	11,481,152	—	19,132,210
Information Technology	26,996,637	8,637,984	—	35,634,621
Materials	—	3,417,191	—	3,417,191
Real Estate	2,081,635	—	—	2,081,635
Utilities	1,584,278	6,577,028	—	8,161,306
Total Common Stocks	$86,244,781	$76,165,826**	$ 1,424	$162,412,031
Convertible Bonds	$ —	$ 784,418	$ 0	$ 784,418
Corporate Bonds	—	87,749,655	0	87,749,655
Preferred Stocks:
Communication Services	71,216	—	—	71,216
Financials	362,344	67,903	—	430,247
Industrials	272,458	—	—	272,458

Eaton Vance
Global Income Builder Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Utilities	$ 283,190	$ —	$ —	$ 283,190
Total Preferred Stocks	$ 989,208	$ 67,903	$ —	$ 1,057,111
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$ —	$ 6,492,471	$ —	$ 6,492,471
Miscellaneous	—	17,428	0	17,428
Short-Term Investments	3,078,463	—	—	3,078,463
Total Investments	$90,312,452	$171,277,701	$ 1,424	$261,591,577
Futures Contracts	$ 32,156	$ —	$ —	$ 32,156
Total	$90,344,608	$171,277,701	$ 1,424	$261,623,733
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (92)	$ —	$ (92)
Futures Contracts	(42,944)	—	—	(42,944)
Total	$ (42,944)	$ (92)	$ —	$ (43,036)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2024 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.